CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Nominal income	$ 40	$ 10
Surety bond	$ 2,000